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A   MESSAGE   FROM   THE   INVESTMENT  MANAGER

Dear Shareholder:

For the six months ended June 30, 1998, the U.S. financial markets continued to benefit from a combination of favorable influences. Economic growth was strong, inflation remained in check and interest rates, in general, continued to decline. While there were some concerns about the extent to which Asia's financial problems would act as a drag on the U.S. economy, consumers here continued to spend freely. Their purchasing power helped to bolster the domestic economy.

Against this backdrop, the U.S. stock market surged and a number of market averages set record highs. The big, blue chip stocks, despite significant erosion in earnings growth projections, led the advance and powered the Standard & Poor's 500 Stock Index to a return of 17.6% for the six months ended June 30. In a continuation of a four-year trend, smaller company stocks lagged larger stocks and posted more modest gains. The Russell 2000 Index of smaller companies returned just 4.9% for the period.

Even within the S&P 500 universe, the largest companies dominated: more than half of all stocks in the S&P 500 lagged the Index by 15% or more for the 12 months ended June 30. During the second quarter, the ten largest companies in the S&P 500 contributed 47% of the Index's advance. With strong performance so tightly consolidated among a handful of stocks, it has been especially difficult for portfolio managers to outperform the S&P 500. Lipper Analytical Services notes that 90% of all mutual fund managers underperformed the Index, with the average diversified stock fund up 11.7% for the first half, compared with 17.6% for the S&P 500.

All major sectors of the stock market produced positive investment results for the six months ended June 30. The best performing sectors were technology and health care, which returned 30.9% and 25.8%, respectively. Despite the turmoil in Asia and an anticipated slowdown in corporate profits, investors looking for a "safe haven" continued to pour money into a select group of large-capitalization technology and internet stocks without regard to valuation. Above-average growth in sales and profit margins characterized the health care sector, particularly among large international pharmaceutical companies.

The poorest performing sectors of the market were energy and basic materials stocks which grew by 4.5% and 6.4% for the period ended June 30, respectively. Energy stocks suffered from a significant decline in the price of oil, while basic materials stocks were hurt by an anticipated slowdown in the economy and price-cutting by foreign competition.

Improving financial conditions and the continuing strength of the stock market led millions of new investors to adopt mutual funds as their investment vehicles of choice. In fact, mutual funds and other direct investments have surpassed real estate as the single largest source of wealth for U.S. households. Additionally, the proportion of financial assets under direct control of households has reached 70%. Given individual investors' increased participation in the market and current market valuations, it is reasonable to assume that household spending will be more responsive to stock market returns than in the past.

DAILY INCOME FUND

For the six months ended June 30, 1998, the Daily Income Fund returned 2.44%. Money market interest rates continued to trade within a narrow range, as the Federal Reserve Board maintained its neutral monetary policy amid uncertainty over the impact of the Asian financial crisis on the U.S. economy.

The Daily Income Fund began the year with a 7-day effective yield of 5.2% and ended the first half with a yield of 5.0%. During the period, investments in commercial paper were reduced from 79.9% to 58.7% of the portfolio. Investments in high-quality, short-term corporate bonds, which offered attractive yields, were increased from 17.4% to 36.6% of the portfolio. The Fund's average weighted maturity increased modestly from 42 days at the start to 45 days at the close.

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A   MESSAGE   FROM   THE   INVESTMENT  MANAGER

(CONTINUED)

The Daily Income Fund's conservative approach allows investment only in high-quality, short-term securities, making this an appropriate choice for those who expect the value of their investment to remain stable.

SHORT-TERM GOVERNMENT SECURITIES FUND

The Short-Term Government Securities Fund returned 2.59% for the six months ended June 30, 1998. Investment performance reflected an environment of modestly declining interest rates combined with the portfolio's conservative maturity structure.

The Fund began the year with a 30-day SEC yield of 5.1% and ended the period with a yield of 5.0%. The portfolio's average weighted maturity at the close of the period was 1.9 years, unchanged from its level at the beginning of the year.

SHORT-TERM BOND FUND

The Short-Term Bond Fund had a total return of 3.03% for the six months ended June 30. Interest rates were stable to slightly lower during this period, reflecting low inflation and the Federal Reserve Board's steady monetary policy.

We made no strategic changes to the Fund's maturity structure or security diversification. The largest percentage of assets remained invested in short-term corporate bonds, mortgage securities, and asset-backed bonds. The portfolio's average weighted maturity was virtually unchanged from its 2.8 year level at the beginning of the year.

The Fund's 30-day SEC yield was 5.8% at the start and end of this reporting period.

VALUE FUND

The Value Fund's six-month total return was 9.42%. These investment results were a bit behind the 11.7% return for the average stock fund measured by Lipper Analytical Services and the 17.6% return for the S&P 500.

Our portfolio strategy continues to emphasize consumer cyclicals, financials, and the basic materials sectors of the economy. Consumer cyclical companies such as May Department Stores and Maytag continue to demonstrate solid earnings and remain attractive long-term investments. The financial sector, comprised of banks and insurance companies, continues to benefit from further cost cutting, industry consolidation, and low interest rates. Basic materials such as paper and forest products and chemical companies suffered from a general decline in commodity prices as well as fears of increased competition particularly from Asia.

The Value Fund continues to be underweighted in technology, the best performing sector of the stock market this year. In our opinion, market values in this sector have been driven more by speculation than by fundamental securities analysis.

We continue to believe that when the market excesses correct themselves, our long-term value approach towards investing will benefit our shareholders as it has in the past.

SMALL COMPANY STOCK FUND

The Small Company Stock Fund's inception date was March 4, 1998. On June 30, 1998, the market value of the Fund was $4.3 million, and we had established positions in 27 stocks. Portfolio holdings are listed later in this report.

----------------------------------------------------------------

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                                        2

--------------------------------------------------------------------------------
A   MESSAGE   FROM   THE   INVESTMENT  MANAGER

(CONTINUED)

This Fund seeks long-term growth of capital through investment primarily in stocks of small and medium-sized companies and stocks currently selling below what we believe to be their fundamental value. The Fund's share price could fluctuate significantly over the short-term; thus, the Fund is appropriate only for individuals with long-term investment time horizons.

We appreciate your investment with Homestead Funds.

Sincerely,

/s/ PETER R. MORRIS
Peter R. Morris
Director of Investments
August 7, 1998

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--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
DAILY INCOME FUND
JUNE 30, 1998 (unaudited)

                                                              Interest       Maturity          Face
                                                                Rate           Date           Amount            Value
                                                              --------       --------       ----------       ------------
COMMERCIAL PAPER (58.7% of portfolio)
American Express Credit Corp. ..............................    5.56%        07/09/98       $  980,000       $   978,789
American General Finance Corp. .............................    5.62         07/14/98          400,000           399,188
American General Finance Corp. .............................    5.52         07/07/98          100,000            99,908
American General Finance Corp. .............................    5.55         07/07/98          923,000           922,146
American General Finance Corp. .............................    5.58         07/13/98          600,000           598,884
Associates Corp. of North America...........................    6.00         07/02/98          140,000           139,977
Beneficial Corp. ...........................................    5.53         07/15/98        1,250,000         1,247,312
Beneficial Corp. ...........................................    5.55         07/16/98          800,000           798,150
Chevron USA, Inc. ..........................................    5.58         07/02/98          200,000           199,969
Chevron USA, Inc. ..........................................    5.60         07/10/98          500,000           499,300
Coca-Cola Co. ..............................................    5.60         07/02/98          174,000           173,973
Coca-Cola Co. ..............................................    5.60         07/09/98          210,000           209,739
Coca-Cola Co. ..............................................    5.55         07/02/98          150,000           149,977
Coca-Cola Co. ..............................................    5.55         07/06/98          326,000           325,749
Coca-Cola Co. ..............................................    5.55         07/08/98          106,000           105,886
Commercial Credit Co. ......................................    5.51         07/09/98        1,200,000         1,198,531
Consolidated Natural Gas Co. ...............................    5.55         07/07/98          290,000           289,732
E.I. Dupont de Nemours & Co. ...............................    5.54         07/10/98          750,000           748,961
E.I. Dupont de Nemours & Co. ...............................    5.60         07/15/98          200,000           199,564
E.I. Dupont de Nemours & Co. ...............................    5.65         07/09/98          100,000            99,874
E.I. Dupont de Nemours & Co. ...............................    5.55         07/08/98          180,000           179,806
E.I. Dupont de Nemours & Co. ...............................    5.53         07/14/98          640,000           638,722
Ford Motor Credit Corp. ....................................    5.53         07/02/98          500,000           499,923
Ford Motor Credit Corp. ....................................    5.55         07/10/98          446,000           445,381
Ford Motor Credit Corp. ....................................    5.57         07/10/98          229,000           228,681
Ford Motor Credit Corp. ....................................    5.56         07/16/98          384,000           383,110
General Electric Capital Corp. .............................    5.51         07/02/98          192,000           191,971
General Electric Capital Corp. .............................    5.56         07/02/98          350,000           349,946
General Electric Capital Corp. .............................    5.55         07/16/98          100,000            99,769
General Electric Capital Corp. .............................    5.52         07/07/98          399,000           398,633
Household Finance Corp. ....................................    5.51         07/07/98        1,000,000           999,082
IBM Credit Corp. ...........................................    5.51         07/01/98        1,915,000         1,915,000
IBM Credit Corp. ...........................................    5.60         07/23/98          625,000           622,861
JC Penney Funding Corp. ....................................    5.54         07/29/98          545,000           542,652
JC Penney Funding Corp. ....................................    5.51         08/14/98        1,000,000           993,265
JC Penney Funding Corp. ....................................    5.52         07/17/98        1,000,000           997,547
John Deere Capital Corp. ...................................    5.52         07/06/98          749,000           748,426
Merrill Lynch & Co. ........................................    5.52         07/06/98          200,000           199,847
Merrill Lynch & Co. ........................................    5.64         07/08/98          275,000           274,698
Merrill Lynch & Co. ........................................    5.52         07/10/98          300,000           299,586
Merrill Lynch & Co. ........................................    5.53         07/29/98          170,000           169,269
Merrill Lynch & Co. ........................................    5.54         07/15/98          700,000           698,492
Merrill Lynch & Co. ........................................    5.54         07/23/98          255,000           254,137
Mobil Corp. ................................................    6.05         07/01/98        1,097,000         1,097,000
Norwest Financial, Inc. ....................................    5.52         07/15/98          967,000           964,924
PHH Corp. ..................................................    5.63         07/01/98          243,000           243,000

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                                        5

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
DAILY INCOME FUND (CONTINUED)
JUNE 30, 1998 (unaudited)

                                                              Interest       Maturity          Face
                                                                Rate           Date           Amount            Value
                                                              --------       --------       ----------       ------------
COMMERCIAL PAPER -- continued
PHH Corp. ..................................................    5.67%        07/01/98       $  107,000       $   107,000
PHH Corp. ..................................................    6.10         07/02/98          500,000           499,915
PHH Corp. ..................................................    5.65         07/13/98          630,000           628,813
PHH Corp. ..................................................    5.60         07/16/98          624,000           622,544
PHH Corp. ..................................................    5.61         08/12/98          450,000           447,055
Prudential Funding Corp. ...................................    5.52         07/09/98          300,000           299,632
Prudential Funding Corp. ...................................    5.53         07/14/98          550,000           548,902
Prudential Funding Corp. ...................................    5.55         07/01/98          100,000           100,000
Prudential Funding Corp. ...................................    5.57         07/02/98          849,000           848,869
Prudential Funding Corp. ...................................    5.51         07/06/98          653,000           652,500
Prudential Funding Corp. ...................................    5.58         07/15/98          100,000            99,783
Texaco Inc. ................................................    5.51         07/13/98        1,179,000         1,176,834
Transamerica Finance Corp. .................................    5.52         07/07/98          500,000           499,540
Transamerica Finance Corp. .................................    5.51         07/15/98          500,000           498,929
Transamerica Finance Corp. .................................    5.51         07/21/98          100,000            99,694
Transamerica Finance Corp. .................................    6.80         03/15/99          179,000           180,191
                                                                                                             -----------
   Total Commercial Paper (Cost $31,131,538)................................................................  31,131,538
                                                                                                             -----------
CORPORATE NOTES (36.6% of portfolio)
American Express Credit Corp. ..............................    7.38         02/01/99          355,000           358,111
American General Finance Co. ...............................    8.50         08/15/98          525,000           526,775
Associates Corp. of North America...........................    5.25         09/01/98        1,155,000         1,153,662
CIT Group Holdings, Inc. ...................................    6.35         07/31/98        1,090,000         1,090,450
Coca-Cola Co. ..............................................    7.88         09/15/98          844,000           847,521
Consolidated Natural Gas Co. ...............................    5.88         10/01/98        1,572,000         1,572,014
Eli Lilly & Co. ............................................    5.50         07/08/98        1,456,000         1,455,902
Ford Motor Credit Corp. ....................................    5.63         12/15/98          375,000           374,814
Ford Motor Credit Corp. ....................................    5.63         01/15/99          600,000           599,333
Ford Motor Credit Corp. ....................................    8.00         01/15/99          206,000           208,282
General Electric Capital Corp. .............................    5.00         09/10/98          328,000           327,457
General Electric Capital Corp. .............................    5.75         11/10/98          500,000           499,827
General Electric Capital Corp. .............................    6.13         12/30/98          366,000           366,599
General Electric Capital Corp. .............................    8.10         01/26/99           25,000            25,316
General Electric Capital Corp. .............................    6.13         08/18/98          270,000           270,059
Household Finance Corp. ....................................    7.75         06/01/99           60,000            60,977
John Deere Credit Corp. ....................................    9.63         11/01/98          840,000           850,207
John Deere Credit Corp. ....................................    6.00         02/01/99          650,000           650,615
Merrill Lynch & Co. ........................................    5.89         12/01/98          500,000           500,175
Merrill Lynch & Co. ........................................    7.75         03/01/99          110,000           111,296
Mobil Corp. ................................................    7.25         03/15/99          163,000           164,602
Norwest Financial, Inc. ....................................    8.50         08/15/98          590,000           591,867
Norwest Financial, Inc. ....................................    6.23         09/01/98          400,000           400,161
Pacific Gas & Electric Co. .................................    5.38         08/01/98        1,222,000         1,221,418
PepsiCo, Inc. ..............................................    5.46         07/01/98        1,000,000         1,000,000
PepsiCo, Inc. ..............................................    7.75         10/01/98          300,000           301,336
PepsiCo, Inc. ..............................................    7.63         11/01/98        1,174,000         1,180,789

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PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
DAILY INCOME FUND (CONTINUED)
JUNE 30, 1998 (unaudited)

                                                              Interest       Maturity          Face
                                                                Rate           Date           Amount            Value
                                                              --------       --------       ----------       ------------
CORPORATE NOTES -- continued
Philip Morris Cos., Inc. ...................................    8.63%        03/01/99       $  352,000       $   358,356
Shell Oil Co. ..............................................    6.95         12/15/98        1,137,000         1,143,185
Wal-Mart Stores, Inc. ......................................    5.13         10/22/98        1,202,000         1,199,520
                                                                                                             -----------
   Total Corporate Notes (Cost $19,410,626).................................................................. 19,410,626
                                                                                                             -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (4.3% of portfolio)
Federal Farm Credit Bank Note...............................    5.38         08/03/98        2,000,000         1,999,490
Federal Home Loan Bank Note.................................    9.25         11/25/98          100,000           101,349
Federal National Mortgage Association.......................    9.40         08/10/98          150,000           150,587
                                                                                                             -----------
   Total U.S. Government Agency Obligations (Cost $2,251,426)................................................  2,251,426
                                                                                                             -----------
CORPORATE MASTER NOTE (0.4% of portfolio)
Associates Corp. of North America...........................    5.57(a)                        200,000           200,000
                                                                                                             -----------
   Total Corporate Master Note (Cost $200,000)...............................................................    200,000
                                                                                                             -----------
MONEY MARKET ACCOUNT
State Street Bank and Trust SSgA Fund.......................    5.26(b)                                            4,878
                                                                                                             -----------
   Total Money Market Account (Cost $4,878)..................................................................      4,878
                                                                                                             -----------

TOTAL INVESTMENTS IN SECURITIES (COST $52,998,468) -- 100%............................................       $52,998,468
                                                                                                             ===========

--------------
(a) Variable coupon rate as of June 30, 1998.
(b) One day yield at June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND
JUNE 30, 1998 (unaudited)

                                                              Interest           Maturity          Face
                                                                Rate               Date           Amount             Value
                                                              ---------          --------       ----------       -------------
CORPORATE BONDS (30.6% of portfolio)
BASIC INDUSTRIES -- 3.4%
   Allied Corp. ............................................  5.68-5.70%(a)      09/15/98       $  475,000       $    469,518
   Allied Corp. ............................................  6.12-6.22(a)       08/01/99          109,000            102,251
   Allied Corp. ............................................  6.07-6.20(a)       08/01/01          275,000            228,250
   Allied Signal, Inc. .....................................       9.88          06/01/02          150,000            169,687
   Archer Daniels Midland Co. ..............................       6.22(a)       05/01/02          200,000            159,250
   Corning, Inc. ...........................................       7.10          08/14/00          100,000            102,375
   Corning, Inc. ...........................................       6.00          08/15/03          500,000            497,500
   Dow Chemical Co. ........................................       9.35          03/15/02        1,063,000          1,114,097
   E.I. Dupont De Nemours & Co. ............................       8.50          02/15/03          125,000            132,158
   General Motors Corp. ....................................       9.13          07/15/01          200,000            216,750
   McKesson Corp. ..........................................       4.50          03/01/04          460,000            429,145
   Nabisco, Inc. ...........................................       8.00          01/15/00          338,000            348,140
   Pet, Inc. ...............................................       5.75          07/01/98          335,000            335,000
   Ryder System, Inc. ......................................       7.56          08/15/00           85,000             87,550
                                                                                                                 ------------
      Total Basic Industries..............................................................................          4,391,671
                                                                                                                 ------------
CONSUMER NON-DURABLE GOODS -- 2.6%
Beverages
   Anheuser-Busch Cos., Inc. ...............................       6.90          10/01/02          374,000            381,012
   PepsiCo, Inc. ...........................................       7.00          11/02/10          250,000            249,587
Photography
   Eastman Kodak Co. .......................................       9.88          11/01/04          625,000            632,031
Processed Foods
   McDonald's Corp. ........................................       7.38          07/15/02          630,000            638,662
Recreation
   Walt Disney Co. .........................................       1.50          10/20/99           50,000             47,233
Retail
   Sears Roebuck & Co. .....................................       9.50          06/01/99          175,000            180,024
   Sears Roebuck & Co. .....................................       6.00          05/01/00          278,000            277,624
   Sears Roebuck Acceptance Corp. ..........................       6.80          10/09/02          900,000            920,250
                                                                                                                 ------------
      Total Consumer Non-Durable Goods....................................................................          3,326,423
                                                                                                                 ------------
CONSUMER SERVICES -- 0.8%
Healthcare
   American Hospital Supply Finance Corp. ..................       6.07(a)       08/15/00        1,000,000            880,313
   Hospital Corp. of America................................       6.90(a)       06/01/99          111,000            104,946
                                                                                                                 ------------
      Total Consumer Services.............................................................................            985,259
                                                                                                                 ------------
FINANCE -- 16.0%
Banks
   BankAmerica Corp. .......................................       6.65(b)       05/17/99          400,000            396,518
   BankAmerica Corp. .......................................       8.13          08/15/04          210,000            215,250
   BankAmerica Corp. .......................................       8.95          11/15/04          710,000            732,578
   Barclays N.A. Capital Corp. .............................       9.75          05/15/21          306,000            348,840
   Barclays N.A. Capital Corp. .............................       7.88          08/15/98           90,000             90,225
   Chase Manhattan Corp. ...................................       7.88          08/01/04          600,000            609,555

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                                        8

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PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
JUNE 30, 1998 (unaudited)

                                                              Interest           Maturity          Face
                                                                Rate               Date           Amount             Value
                                                              ---------          --------       ----------       -------------
FINANCE -- continued
   Chemical New York Corp. NV...............................       6.05%(a)      02/16/00       $  100,000       $     90,154
   CITICORP.................................................       8.63          11/01/04          465,000            481,856
   CITICORP.................................................       6.50          09/16/01           75,000             75,723
   Deutsche Bank Financial..................................       6.14(a)       02/01/00          200,000            182,750
   First Union Corp. .......................................       8.77          11/15/04          380,000            392,078
   International Bank for Recon. & Dev. ....................       7.20(a)       08/15/98           26,000             25,837
   International Bank for Recon. & Dev. ....................  5.93-7.89(a)       02/15/99          732,000            708,210
   International Bank for Recon. & Dev. ....................  6.16-6.54(a)       08/15/99          525,000            493,500
   Irving Bank Corp. .......................................       8.50          06/01/02          146,000            146,117
   National City Bank of Cleveland..........................       7.10          09/25/12          800,000            819,019
Financial Services
   ACC Consumer Finance.....................................      10.25          12/01/03          375,000            409,219
   American Express Credit Corp. ...........................  6.02-6.15(a)       12/12/00          300,000            258,765
   American Express Credit Corp.............................       6.25          08/10/05          200,000            200,724
   Avco Financial Services, Inc. ...........................       8.50          10/15/99           50,000             51,625
   Beneficial Corp. ........................................       5.66          02/01/99          200,000            199,182
   Beneficial Corp. ........................................       9.50          03/08/01          450,000            487,125
   CM International.........................................  6.02-7.41(a)       09/11/00        1,325,000          1,153,431
   Dean Witter Discover Co. ................................       5.59(b)       03/02/99        3,305,000          3,310,255
   Ford Motor Credit Corp. .................................       7.35(b)       01/23/12          500,000            502,520
   Franklin Universal Trust.................................       5.63          09/01/98          500,000            499,725
   Goldman Sachs Group......................................       5.90          01/15/03        1,000,000            982,500
   Household Finance Corp. .................................       8.00          08/15/04          250,000            254,856
   Household Finance Corp. .................................       8.95          09/15/99          110,000            113,562
   Household Finance Corp. .................................       8.55          10/15/04          180,000            185,216
   Household Finance Corp. .................................       6.08          03/08/06          520,000            523,391
   IBM Credit Corp. ........................................       9.68          07/01/08          250,000            262,071
   Lincoln National Corp. ..................................       7.13          07/15/99          150,000            151,875
   Merrill Lynch & Co. .....................................       7.05          04/15/03          364,000            364,000
   Midland American Capital Corp. ..........................      12.75          11/15/03          835,000            853,787
   Solomon, Inc. ...........................................       7.30          05/15/02          400,000            415,500
   Sears Overseas Finance Co. ..............................  6.28-6.79(a)       07/12/98          200,000            199,804
   Texaco Capital, Inc. ....................................       5.50          06/01/99          150,000            150,187
   Transamerica Financial Corp. ............................       8.75          10/01/99           50,000             51,558
   Transamerica Financial Corp. ............................       7.85          10/21/99        1,000,000          1,022,520
   Transamerica Financial Corp. ............................       7.68          03/16/00          500,000            512,693
   Transamerica Financial Corp. ............................       6.60          03/20/01          250,000            252,986
   Xerox Credit Corp. ......................................       6.78          05/21/01          500,000            510,000
Insurance
   ITT Hartford Group, Inc. ................................       8.20          10/15/98          357,000            359,228
   Liberty Mutual Capital Corp.(d)..........................       7.98          12/01/02          500,000            528,105
Security & Commodity Brokers
   Lehman Brothers, Inc. ...................................       7.63          08/01/98          150,000            150,154
                                                                                                                 ------------
      Total Finance.......................................................................................         20,724,774
                                                                                                                 ------------

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
JUNE 30, 1998 (unaudited)

                                                              Interest           Maturity          Face
                                                                Rate               Date           Amount             Value
                                                              ---------          --------       ----------       -------------
TRANSPORTATION -- 0.7%
Airlines
   Delta Airlines, Inc. ....................................       9.60%         05/26/00       $   50,000       $     52,842
Railroad
   Atchison Topeka & Santa Fe RR Co. .......................       5.37          09/15/99          228,000            226,268
   Chesapeake & Ohio Railroad Co. ..........................      11.63          11/15/98          113,000            114,849
   Conrail, Inc. ...........................................       6.89          07/01/00          100,000            101,625
   Norfolk & Western Railway Co. ...........................       8.13          11/15/00          100,000            104,879
   Union Pacific Co. .......................................       9.95          11/01/00          291,000            315,371
                                                                                                                 ------------
      Total Transportation................................................................................            915,834
                                                                                                                 ------------
UTILITIES -- 7.1%
Electric & Gas
   Central Power and Light Co. .............................       7.00          02/01/01          100,000            100,250
   Cleveland Electric Illuminating Co. .....................       7.63          08/01/02          100,000            104,750
   Commonwealth Edison Co. .................................       6.75          07/01/98          685,000            685,000
   Commonwealth Edison Co. .................................       2.75          04/01/99           70,000             67,988
   Commonwealth Edison Co. .................................       7.50          01/01/01          150,000            150,938
   Connecticut Light & Power Co. ...........................       7.25          07/01/99          187,000            187,234
   DTE Capital Corp. .......................................       6.17          06/15/38          500,000            502,201
   Duke Power Co. ..........................................       7.41          02/10/04          250,000            259,375
   Eastern Edison Co. ......................................       5.75          07/01/98          530,000            530,000
   Florida Power Corp. .....................................       7.38          06/01/02          502,000            507,020
   Florida Power Corp. .....................................       7.25          11/01/02          500,000            507,500
   Georgia Power Co. .......................................       6.88          09/01/02        1,000,000          1,017,500
   New Orleans Public Service Co. ..........................       7.00          03/01/03          500,000            510,000
   New York State Electric & Gas Co. .......................       7.63          11/01/01          250,000            252,500
   Pacific Gas & Electric Co. ..............................       5.38          08/01/98          110,000            110,000
   Pacific Gas & Electric Co. ..............................       5.75          12/01/98          751,000            750,061
   Pacific Gas & Electric Co. ..............................       6.88          12/01/99          150,000            150,415
   South Carolina Electric & Gas Co. .......................       6.50          09/01/98          490,000            490,000
   Texas Utilities Co. .....................................       9.50          08/01/99          300,000            310,500
   Texas Utilities Co. .....................................       5.75          07/01/98          150,000            150,000
Telephone
   AT&T Corp. ..............................................       8.20          02/15/05        1,037,000          1,069,406
   NYNEX Corp. .............................................       9.55          05/01/10          172,754            199,577
   Southwestern Bell Telephone Co. .........................       5.88          06/01/03          500,000            496,875
                                                                                                                 ------------
      Total Utilities.....................................................................................          9,109,090
                                                                                                                 ------------
      Total Corporate Bonds (Cost $39,245,866)............................................................         39,453,051
                                                                                                                 ------------
FOREIGN BONDS (0.2% of portfolio)
   British Columbia Hydro & Power Co. ......................      12.50          09/01/13          100,000            104,875
   Hydro-Quebec.............................................       6.27          01/03/26           80,000             81,600
   Hydro-Quebec.............................................       6.50          07/16/03          100,000            101,912
                                                                                                                 ------------
      Total Foreign Bonds (Cost $278,540).................................................................            288,387
                                                                                                                 ------------

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
JUNE 30, 1998 (unaudited)

                                                              Interest           Maturity          Face
                                                                Rate               Date           Amount             Value
                                                              ---------          --------       ----------       -------------
ASSET BACKED SECURITIES (20.8% of portfolio)
Access Financial Manufactured Housing Contract Trust 95-1...       6.10%         05/15/21       $  292,312       $    292,387
Americredit Automobile Receivables Trust 96-B...............       6.50          01/12/02           48,806             49,045
Arcadia Automobile Receivables Trust 97-C...................       6.05          11/15/00          273,448            273,932
Banc One Auto Grantor Trust 97-A............................       6.27          11/20/03          356,551            358,762
Bear Asset Trust Securities 97-1A...........................       6.69          06/15/03        1,000,000          1,001,140
Case Equipment Loan Trust 95-B..............................       6.15          09/15/02          320,154            321,255
Case Equipment Loan Trust 96-A..............................       5.50          02/15/03          194,670            194,341
Caterpillar Financial Asset Trust 95-A......................       6.30          08/25/01          228,729            229,263
Centerior Energy Receivables Master Trust 96-1..............       7.20          04/15/02           90,000             93,753
Charming Shoppes Master Trust 94-1..........................       7.00          04/15/03          325,000            328,057
Chase Manhattan Auto Owner Trust 97-B.......................       6.35          02/15/01          100,000            100,841
Chase Manhattan Credit Card Master Trust 96-4...............       6.73          02/15/03          110,000            110,875
Chase Manhattan Grantor Trust 95-A..........................       6.00          09/17/01          173,815            174,089
CIT Revenue Grantor Trust 94-A..............................       4.90          07/15/09          116,343            114,382
Citibank Credit Card Master Trust 97-3......................       6.84          02/10/04          750,000            757,133
Copelco Capital Funding Corp. 96-A..........................       6.34          07/20/04          173,563            174,269
Countrywide Asset-Backed Certificates 96-1..................       6.53          02/25/14          310,876            312,250
CPS Auto Trust 97-2.........................................       6.65          10/15/02          233,121            235,028
CSFBTLC Trust II 94-1(e)....................................       8.80          12/25/01          525,765            525,765
CSXT Trade Receivables Master Trust 93-1....................       5.05          09/25/99          950,000            949,108
CTB Auto Grantor Trust 97-A.................................       6.50          09/15/03          222,704            223,680
Dayton Hudson Credit Card Trust 95-1........................       6.10          02/25/02          110,000            110,122
Discover Card Trust 91-F....................................       7.85          11/21/00          119,000            119,457
Discover Card Trust 93-2....................................       5.40          11/16/01        1,067,917          1,066,784
Discover Card Trust 97-2....................................       6.79          04/16/10        1,250,000          1,273,413
First Bank Corporate Card Master Trust 97-1.................       6.40          02/15/03           70,000             71,261
First Chicago Master Trust 97-T.............................       5.73(b)       10/15/02          260,000            259,987
First Security Auto Grantor Trust 95-A......................       6.25          01/15/01          219,600            220,043
First Security Auto Grantor Trust 97-B......................       6.10          04/15/03          556,842            556,368
Fleetwood Credit Corp. 93-A.................................       6.00          01/15/08          261,752            261,143
Ford Credit Auto Lease Trust 96-1...........................       5.80          05/15/99          222,587            222,500
Ford Credit Auto Owner Trust 98-A...........................       5.65          10/15/01           90,000             89,779
Ford Credit Grantor Trust 95-A..............................       5.90          05/15/00          137,868            137,886
Ford Credit Grantor Trust 95-B..............................       5.90          10/15/00          156,202            156,460
Green Tree Financial Corp. 95-9.............................       6.00          01/15/27          173,156            173,188
Green Tree Financial Corp. 95-7.............................       6.70          11/15/26          145,000            147,168
Green Tree Financial Corp. 97-B.............................       6.61          04/15/27          454,566            456,716
Green Tree Financial Corp. 93-4.............................       5.85          01/15/19          680,756            680,947
Green Tree Financial Corp. 95-5.............................       6.25          09/15/26          399,853            400,776
Green Tree Financial Corp. 96-1.............................       5.50          03/15/27          230,142            229,962
Honda Auto Receivables Grantor Trust 97-A...................       5.85          02/15/03          836,937            836,711
Honda Auto Receivables Grantor Trust 97-B...................       5.95          05/15/03          890,503            891,269
Household Affinity Credit Card Master Trust 93-2............       5.60          05/15/02          100,000             99,715
IBM Credit Receivables Lease Asset Master Trust 93-1........       4.55          11/15/00          158,334            157,721
ICI Funding Secured Assets Corp. 97-1.......................       7.00          03/25/28          700,000            701,953
J.C. Penney Master Credit Card Trust 90-C...................       9.63          06/15/00          200,000            215,511

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
JUNE 30, 1998 (unaudited)

                                                              Interest           Maturity          Face
                                                                Rate               Date           Amount             Value
                                                              ---------          --------       ----------       -------------
ASSET BACKED SECURITIES -- continued
Keycorp Auto Grantor Trust 95-A.............................       5.80%         07/15/00       $   68,750       $     69,299
Master Financial Asset Securitization Trust 97-1............       6.63          12/20/10          450,000            451,098
MBNA Master Credit Card Trust 93-3..........................       5.40          03/15/00          336,000            334,852
Metlife Capital Equipment Loan Trust 97-A...................       6.85          05/20/08          550,000            569,489
Metris Master Trust 97-1....................................       6.87          10/20/05          395,000            408,729
MMCA Automobile Trust 95-1..................................       5.70          11/15/00          104,121            104,156
Nationsbank Auto Owner Trust 96-A...........................       6.38          07/15/00           64,078             64,362
Navistar Financial Corp. Owner Trust 96-A...................       6.35          11/15/02          296,662            297,938
Nissan Auto Receivables Grantor Trust 95-A..................       6.10          08/15/01           62,155             62,283
Norwest Automobile Trust 96-A...............................       5.90          03/15/00          450,595            455,994
Olympic Automobile Receivables Trust 94-A...................       5.65          01/15/01          250,981            250,865
Olympic Automobile Receivables Trust 95-D...................       6.15          07/15/01          200,000            200,598
Olympic Automobile Receivables Trust 95-E...................       5.85          03/15/01          354,502            354,743
Olympic Automobile Receivables Trust 96-A...................       5.85          07/15/01        1,225,000          1,225,060
Olympic Automobile Receivables Trust 96-B...................       6.50          12/15/00          153,429            153,883
Onyx Acceptance Grantor Trust 96-1..........................       5.40          05/15/01          148,441            147,978
PNC Student Loan Trust I 97-2...............................       6.45          01/25/02          135,000            137,549
Premier Auto Trust 93-4.....................................       4.65          02/02/99           30,546             30,499
Premier Auto Trust 95-1.....................................       8.05          04/04/00          137,697            139,050
Premier Auto Trust 95-4.....................................       6.00          05/06/00          238,647            238,924
Premier Auto Trust 96-2.....................................       6.35          01/06/00           52,188             52,291
Premier Auto Trust 96-2.....................................       6.58          10/06/00          115,000            115,766
Premier Auto Trust 97-2.....................................       6.13          09/06/00          270,000            270,667
Railcar Trust 92-1..........................................       7.75          06/01/04           82,880             87,385
Small Business Administration 92-10.........................       7.15          09/01/02          238,263            245,747
Standard Credit Card Master Trust 95-8......................       6.70          09/07/02        1,130,000          1,150,385
TFLC Equipment Leases Trust 95-1............................       6.40          09/15/01           90,334             90,364
Union Acceptance Corp. 95-C.................................       6.40          10/10/02          318,689            319,739
Union Acceptance Corp. 95-D.................................       5.97          01/07/03          248,153            248,194
Union Acceptance Corp. 96-D.................................       5.96          10/10/00          207,060            207,006
Western Financial Grantor Trust 95-2........................       7.10          07/01/00           79,631             80,117
Western Financial Grantor Trust 95-4........................       6.20          02/01/02          578,685            580,383
WFS Financial Owner Trust 97-A..............................       6.50          09/20/01           97,973             98,540
WFS Financial Owner Trust 97-D..............................       6.25          03/20/02          400,000            402,620
World Omni Automobile Lease Securitization Trust 96-A.......       6.55          06/25/02          827,352            830,513
                                                                                                                 ------------
      Total Total Asset Backed Securities (Cost $26,870,107)..............................................         26,833,261
                                                                                                                 ------------
MORTGAGE BACKED SECURITIES (21.1% of portfolio)
Advanta Home Equity Loan Trust 92-3.........................       6.05          09/25/08          167,825            166,919
Advanta Home Equity Loan Trust 92-4.........................       7.20          11/25/08           48,770             49,516
Advanta Home Equity Loan Trust 93-2.........................       6.15          10/25/09           94,282             94,514
Advanta Home Equity Loan Trust 93-3.........................       4.90          01/25/10          124,858            120,685
Advanta Home Equity Loan Trust 93-3.........................       4.75          02/25/10          376,794            369,838
Advanta Home Equity Loan Trust 93-4.........................       5.70          03/25/25          274,092            268,949
Advanta Home Equity Loan Trust 94-1.........................       6.30          07/25/25          858,211            859,722
AFC Home Equity Loan Trust 92-4.............................       6.20          10/11/07           68,187             68,166

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
JUNE 30, 1998 (unaudited)

                                                              Interest           Maturity          Face
                                                                Rate               Date           Amount             Value
                                                              ---------          --------       ----------       -------------
MORTGAGE BACKED SECURITIES -- continued
American Financial Home Equity Loan 91-1....................       8.00%         07/25/06       $   87,652       $     89,333
Amresco Residential Securities Mortgage Loan Trust 97-3.....       6.61          06/25/12          350,000            349,692
Amresco Residential Securities Mortgage Loan Trust 96-3.....       7.55          02/25/23          110,000            113,479
Bear Stearns Secured Investors Trust 87-2...................       9.95          10/20/18          160,917            173,728
Champion Home Equity Loan Trust 97-2........................       6.59          11/20/10          284,437            284,557
Chase Mortgage Finance Corp. 93-G...........................       7.00          04/25/01           65,008             65,090
Chase Mortgage Finance Corp. 93-N...........................       6.75          11/25/24          434,925            434,925
Chase Mortgage Finance Corp. 94-L...........................       7.50          11/25/10          250,000            259,711
Chemical Mortgage Acceptance Corp. 88-2.....................       7.50(b)       05/25/18          358,636            367,122
Citibank N.A. 86-4..........................................      10.00          11/25/16          121,387            122,135
CITICORP Mortgage Securities, Inc. 88-11....................       7.29          08/25/18          751,711            757,349
CITICORP Mortgage Securities, Inc. 92-16....................       7.50          09/25/22           43,590             44,774
CITICORP Mortgage Securities, Inc. 88-17....................       7.29(b)       11/25/18          818,901            830,411
CITICORP Mortgage Trust 3...................................       9.00          01/25/20          100,000             99,633
Cityscape Home Equity Loan Trust 97-B.......................       7.02          01/25/12          445,482            451,986
CMC Securities Corp. 92.....................................       7.53          12/25/22          524,235            531,525
CMC Securities Corp. 93-E...................................       7.00          10/25/23           73,065             72,839
CMC Securities Corp. 92-D...................................       6.99(b)       12/25/23           37,676             38,208
CMC Securities Corp. 93-E...................................       6.50          11/25/08          903,683            902,014
CMO Trust 14................................................       8.00          01/01/17          176,944            182,169
CMO Trust 15................................................       5.00          03/20/18           74,209             71,368
CMO Trust 17................................................       7.25          04/20/18           56,349             57,128
CMO Trust 27................................................       7.25          04/23/17          280,377            284,002
Corestates Home Equity Trust 94-1...........................       6.65          05/15/09          380,643            383,193
Countrywide Funding Corp. 87-2..............................       7.58(b)       02/25/18          376,950            376,976
CS First Boston Mortgage Securities Corp. 96-2..............       6.62          02/25/18          200,000            202,281
Daiwa Mortgage Acceptance 92-1..............................       7.88          10/25/19            4,462              4,481
DLJ Mortgage Acceptance Corp. 95-8..........................       7.25          11/25/25        1,049,712          1,050,212
EQCC Home Equity Loan Trust 95-3............................       6.45          11/15/08           45,750             45,912
Equicon Home Equity Loan Trust 92-7.........................       5.90          09/18/05           15,766             15,739
Equicon Home Equity Loan Trust 94-1.........................       6.05          09/18/11           19,434             19,554
Equivantage Home Equity Loan Trust 95-2.....................       6.85          05/25/22          676,488            685,194
FHLMC 135...................................................       8.75          05/15/00           24,346             24,890
FHLMC 144...................................................       8.75          06/15/00           21,025             21,501
FHLMC 1330..................................................       7.00          09/15/99          478,122            481,497
FHLMC 1458..................................................       7.00          01/15/08          250,000            251,298
FHLMC 1459..................................................       7.50          10/15/01           50,000             50,796
FHLMC 1547..................................................       6.50          09/15/22          133,416            133,792
FHLMC 1662..................................................       6.25          01/15/09           97,905             97,724
FHLMC 1663..................................................       7.00          07/15/23           72,945             73,631
FHLMC 1714..................................................       7.00          10/15/22          372,182            373,189
FHLMC 2023..................................................       8.50          06/01/02           58,196             60,087
FHLMC 218219................................................       6.50          01/15/13          396,081            397,919
FNMA 016782.................................................       6.00          09/01/99              594                578
FNMA REMIC 92-203...........................................       6.50          11/25/07           83,824             83,610
FNMA REMIC 93-140...........................................       7.00          07/25/12           95,031             95,138

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
JUNE 30, 1998 (unaudited)

                                                              Interest           Maturity          Face
                                                                Rate               Date           Amount             Value
                                                              ---------          --------       ----------       -------------
MORTGAGE BACKED SECURITIES -- continued
FNMA REMIC 93-15............................................       7.00%         02/25/08       $  114,757       $    115,317
FNMA REMIC 93-68............................................       6.00          05/25/08          119,506            117,736
FNMA REMIC 93-88............................................       5.40          06/25/00          299,610            296,820
FNMA REMIC 94-4.............................................       6.50          12/25/06          479,843            483,526
FNMA REMIC 97-38............................................       7.50          02/17/12          183,824            182,615
FNMA REMIC 97-W1............................................       7.00          10/18/10          139,887            139,743
First Alliance Mortgage Loan Trust 94-3.....................       7.83          10/25/25          102,974            106,651
GE Capital Mortgage Services, Inc. 94-1.....................       6.50          03/25/24          125,000            125,978
GE Capital Mortgage Services, Inc. 94-5.....................       5.50          02/25/24           87,873             86,137
GE Capital Mortgage Services, Inc. 94-18....................       7.00          08/25/24           85,132             85,053
GE Capital Mortgage Services, Inc. 96-17....................       7.00          12/25/26          132,493            132,884
GMBS Certificates 98-1......................................       9.50          12/25/19          178,755            178,100
Headlands Mortgage Securities, Inc. 97-3....................       7.25          07/25/27          457,000            462,742
Housing Securities Inc. 92-EA...............................       7.50          10/25/07          451,000            464,391
Housing Securities Inc. 92-NB1..............................       7.25          01/25/07           49,478             50,390
Housing Securities Inc., 94-2...............................       6.50          07/25/09          191,238            192,223
Independent National Mortgage Corp. 96-E....................       6.93          05/25/26          695,499            697,083
Merrill Lynch, Inc. 93-G....................................       5.40          12/15/13          224,481            222,120
Merrill Lynch, Inc. 94-A....................................       6.40(b)       02/15/09          146,028            146,687
Mid State Trust 3 A.........................................       7.63          04/01/22          160,160            163,834
Morgan Stanley Capital I 97-ALIC............................       6.30          10/15/00          749,040            753,219
Morgan Stanley Mortgage Trust T 6...........................       8.75          07/20/19          166,345            170,852
Nomura Asset Securities Corp. 94-4..........................       8.30          09/25/24           33,935             34,803
Old Stone Credit Corp. Home Equity Trust 92-2...............       6.85          05/15/07          214,694            217,380
Paine Webber Mortgage Acceptance Corp. 93-7.................       7.50          07/25/23          337,008            339,387
PNC Mortgage Securities Corp. 95-2..........................       7.00          07/25/08           74,796             74,804
PNC Mortgage Securities Corp. 97-8..........................       7.00          12/25/27          305,943            306,800
Prudential Home Mortgage Securities 91-9....................       8.19(b)       08/25/21          182,291            184,685
Prudential Home Mortgage Securities 93-10...................       6.50          02/25/00          115,421            115,262
Prudential Home Mortgage Securities 93-29...................       6.75          08/25/08           51,713             51,751
Prudential Home Mortgage Securities 93-32...................       6.50          08/25/23          637,477            637,107
Prudential Home Mortgage Securities 93-41...................       6.00          10/25/00           58,444             58,110
Prudential Home Mortgage Securities 93-51...................       6.10          12/25/23           73,918             73,711
Prudential Home Mortgage Securities 93-9....................       7.05          03/25/08          500,000            502,798
Prudential Securities 18....................................       7.00          06/25/19           36,800             36,863
Residential Accredit Loans, Inc. 95-QS1.....................       6.90          01/25/20          104,723            104,327
RFMSI 93-S7.................................................       7.15          02/25/08           17,705             17,693
RFMSI 93-S25................................................       6.50          07/25/08           54,976             55,073
RFMSI 95-S18................................................       7.00          11/25/10          276,720            277,802
RFMSI 97-S6.................................................       7.00          05/25/25          326,045            325,758
Resolution Trust Corp. 92-2.................................       7.95(b)       08/25/21          209,481            208,614
Ryland Acceptance Corp. 26-C................................       9.00          12/01/16          224,326            238,220
Ryland Mortgage Securities Corp. 92-18......................       7.75          09/25/19            6,311              6,294
Ryland Mortgage Securities Corp. 93-4.......................       7.50          08/25/24          204,693            209,281
Salomon Brothers Mortgage Securities 96-LB2.................       7.25          12/25/01          175,000            178,673
Salomon Brothers Mortgage Securities 97-LB2.................       6.95          04/25/27           95,864             95,704

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
JUNE 30, 1998 (unaudited)

                                                              Interest           Maturity          Face
                                                                Rate               Date           Amount             Value
                                                              ---------          --------       ----------       -------------
MORTGAGE BACKED SECURITIES -- continued
Saxon Asset Securities Trust 96-2...........................       6.48%         11/25/20       $  190,000       $    190,317
Structured Mortgage Asset Residential Trust 92-10...........       7.80          08/25/21           22,100             22,062
Structured Mortgage Asset Residential Trust 93-5............       6.95(b)       06/25/24          341,145            335,987
TMS Home Equity Trust 92-A..................................       6.95          01/15/07           70,013             71,161
TMS Home Equity Trust 93-B..................................       5.40          08/15/05          154,451            154,419
TMS Home Equity Trust 93-C..................................       5.75          10/15/22          110,819            109,879
TMS Home Equity Trust 93-D..................................       5.68          02/15/09           91,058             89,465
TMS Home Equity Trust 94-D..................................       8.93          06/15/22          393,000            427,675
TMS Home Equity Trust 96-B..................................       7.55(b)       02/15/20          360,000            372,756
TMS Home Equity Trust 96-C..................................       7.69          05/15/28          394,000            413,598
TMS Home Equity Trust 97-A..................................       7.24          05/15/28          263,000            270,048
TMS Home Equity Trust 97-C..................................       6.59          04/15/04          541,000            546,085
UCFC Home Equity Loan 95-A1.................................       8.55          01/10/20          550,000            582,283
UCFC Home Equity Loan 96-D1.................................       6.38          07/15/10          106,331            106,362
Vanderbilt Mortgage Finance 95-B............................       6.68          05/07/06          250,000            253,235
Zions Home Refinance Loan Trust 93-1........................       5.15          09/25/03           65,625             64,480
                                                                                                                 ------------
      Total Mortgage Backed Securities (Cost $27,118,271).................................................         27,245,492
                                                                                                                 ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (17.2% of portfolio)
Banco Centroamericano Promissory Note.......................       5.78          05/30/01        1,129,557          1,127,883
Chattanooga Valley Corp. ...................................       5.61(a)       07/01/98          158,000            158,000
Chattanooga Valley Corp. ...................................       5.78(a)       01/01/01          256,000            220,800
Chattanooga Valley Corp. ...................................       5.83(a)       07/01/01          204,000            171,095
Federal Farm Credit Bank....................................       6.09          01/15/02          500,000            499,665
Federal Farm Credit Bank....................................       5.79          03/01/99        1,141,304          1,141,593
Federal Home Loan Bank......................................       3.00          08/10/98          100,000             99,699
Federal Home Loan Bank......................................       7.20          07/02/01          400,000            400,000
Federal Home Loan Bank......................................       6.00          04/01/02        1,000,000            999,550
Federal Home Loan Bank......................................       6.33          11/12/03          500,000            499,922
Federal Home Loan Bank......................................       7.00          02/01/11          200,000            199,988
Federal Home Loan Bank......................................       5.62          03/25/99          124,610            124,537
Federal Home Loan Mortgage Corp. ...........................       7.12          09/30/05          300,000            300,387
Federal Home Loan Mortgage Corp. ...........................       5.50(b)       09/20/00          500,000            499,475
Federal Home Loan Mortgage Corp. ...........................       6.67          07/23/02        1,250,000          1,250,995
Federal Home Loan Mortgage Corp. ...........................       6.85          09/03/02          500,000            500,995
Federal Home Loan Mortgage Corp. ...........................       6.49          02/18/04        1,360,000          1,360,748
Federal National Mortgage Assn. ............................       5.75(b)       02/09/99          250,000            250,005
Federal National Mortgage Assn. ............................       7.12          04/19/02          500,000            504,945
Federal National Mortgage Assn. ............................       7.08          05/06/02          250,000            252,787
Federal National Mortgage Assn. ............................       6.64          10/21/02          500,000            501,034
Federal National Mortgage Assn. ............................       6.40          02/05/03          500,000            499,370
Federal National Mortgage Assn. ............................       6.33          03/10/03        1,000,000          1,001,480
Student Loan Marketing Assn. ...............................       5.32(b)       02/22/99           75,000             74,955
Student Loan Marketing Assn. ...............................       5.33          02/08/99          100,000             99,940
Tennessee Valley Authority..................................       6.25          08/01/99          155,000            155,361
U.S. Treasury Note..........................................       5.25          07/31/98          250,000            250,072

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
JUNE 30, 1998 (unaudited)

                                                              Interest           Maturity          Face
                                                                Rate               Date           Amount             Value
                                                              ---------          --------       ----------       -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- continued
U.S. Treasury Note..........................................       5.00%         01/31/99       $  750,000       $    748,050
U.S. Treasury Note..........................................       6.38          05/15/99          500,000            503,505
U.S. Treasury Note..........................................       6.75          06/30/99        1,250,000          1,264,950
U.S. Treasury Note..........................................       6.00          08/15/99          500,000            502,645
U.S. Treasury Note..........................................       7.13          02/29/00          250,000            256,218
U.S. Treasury Note..........................................       6.38          05/15/00          800,000            811,800
U.S. Treasury Note..........................................       5.75          10/31/00        2,250,000          2,260,485
U.S. Treasury Note..........................................       6.38          03/31/01          500,000            510,460
U.S. Treasury Note..........................................       5.88          11/30/01        1,750,000          1,766,817
U.S. Treasury Note..........................................       6.00          07/31/02          500,000            508,438
                                                                                                                 ------------
      Total U.S. Government and Agency Obligations (Cost $21,692,630).....................................         22,278,649
                                                                                                                 ------------
MUNICIPAL BONDS (1.4% of portfolio)
Albany NY Industrial Development Agency IDR.................       7.38(b)       02/01/99          720,000            720,000
Energy Acquisition Corp.....................................       6.15          03/01/02        1,000,000          1,003,750
Rhode Island Housing & Mortgage Finance Corp................       6.62          04/01/02          125,000            126,875
                                                                                                                 ------------
      Total Municipal Securities (Cost $1,842,095)........................................................          1,850,625
                                                                                                                 ------------
COMMERCIAL PAPER (8.5% of portfolio)
Merrill Lynch & Co..........................................       6.12          07/01/98        5,000,000          5,000,000
Mobil Corp..................................................       6.05          07/01/98        5,961,000          5,961,000
                                                                                                                 ------------
      Total Commercial Paper (Cost $10,961,000)...........................................................         10,961,000
                                                                                                                 ------------
CORPORATE MASTER NOTE (0.2% of portfolio)
Associates Corp. of North America...........................       5.57(b)                         250,000            250,000
                                                                                                                 ------------
      Total Corporate Master Note (Cost $250,000).........................................................            250,000
                                                                                                                 ------------
MONEY MARKET ACCOUNT
State Street Bank & Trust SSgA Fund.........................       5.26(c)                                              3,150
                                                                                                                 ------------
      Total Money Market Account (Cost $3,150)............................................................              3,150
                                                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES (COST $128,261,659) -- 100%...............................................       $129,163,615
                                                                                                                 ============

---------------
(a) Yield-to-maturity at purchase.
(b) Variable coupon rate as of June 30, 1998.
(c) One day yield at June 30, 1998.
(d) 144A security.
(e) Private placement security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM GOVERNMENT SECURITIES FUND
JUNE 30, 1998 (unaudited)

                                                              Interest          Maturity          Face
                                                                Rate              Date           Amount            Value
                                                              --------          --------       ----------       ------------
ASSET BACKED SECURITIES (2.2% of portfolio)
Government Export Trust 93-2 A..............................    4.61%           09/01/98       $   20,000       $    19,962
Guaranteed Trade Trust 92-A A...............................    7.02            09/01/04          189,583           196,056
Small Business Administration 92-10 A.......................    6.70            01/01/02           79,474            79,832
Small Business Administration 92-10 C.......................    7.15            09/01/02          142,958           147,448
                                                                                                                -----------
      Total Asset Backed Securities (Cost $431,977).............................................................    443,298
                                                                                                                -----------
MORTGAGE BACKED SECURITIES (13.7% of portfolio)
GNMA Pool 362840............................................    6.75            12/15/98            2,174             2,233
GNMA 97-13..................................................    6.00            11/16/22          439,669           438,455
GNMA 97-4 A.................................................    7.00            11/20/11          779,810           787,242
GNMA 97-4 B.................................................    7.00            08/20/26          165,619           167,472
GNMA 97-8...................................................    7.00            05/16/23          500,000           509,093
GNMA 94-1...................................................    7.63            08/16/23           99,000           100,563
Vendee Mortgage Trust 97-1..................................    7.50            09/15/17          500,000           514,618
Vendee Mortgage Trust 97-2..................................    7.50            01/15/13          225,000           228,413
                                                                                                                -----------
      Total Mortgage Backed Securities (Cost $2,729,176)........................................................  2,748,089
                                                                                                                -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (79.3% of portfolio)
Banco Centroamericano Promissory Note.......................    5.78            05/30/01          330,995           330,506
Private Export Funding Corp.................................    9.10            10/30/98        1,050,000         1,061,556
Private Export Funding Corp. (c)............................    5.41(a)         02/28/99          250,000           250,155
Private Export Funding Corp.................................    9.50            03/31/99          750,000           770,625
Private Export Funding Corp.................................    8.35            01/31/01           25,000            26,563
Private Export Funding Corp.................................    5.48            09/15/03          165,000           164,381
U.S. Treasury Bill..........................................    4.98            07/23/98          100,000            99,697
U.S. Treasury Note..........................................    5.25            07/31/98        1,800,000         1,800,522
U.S. Treasury Note..........................................    4.75            10/31/98        5,400,000         5,388,605
U.S. Treasury Note..........................................    5.75            12/31/98          500,000           501,045
U.S. Treasury Note..........................................    7.00            04/15/99          450,000           455,121
U.S. Treasury Note..........................................    6.38            05/15/99           50,000            50,351
U.S. Treasury Note..........................................    6.00            08/15/99          800,000           803,750
U.S. Treasury Note..........................................    5.88            11/15/99        1,200,000         1,205,460
U.S. Treasury Note..........................................    6.38            05/15/00          100,000           101,475
U.S. Treasury Note..........................................    5.75            10/31/00          100,000           100,466
U.S. Treasury Note..........................................    6.38            03/31/01           50,000            51,046
U.S. Treasury Note..........................................    5.88            11/30/01        2,600,000         2,624,986
U.S. Treasury Note..........................................    6.00            07/31/02          100,000           101,688
                                                                                                                -----------
      Total U.S. Government and Agency Obligations (Cost $15,843,967) .......................................... 15,887,998
                                                                                                                -----------
MONEY MARKET ACCOUNT (4.8% of portfolio)
Vanguard Money Market Reserves U.S. Treasury................    4.99(b)                                             955,349
                                                                                                                -----------
      Total Money Market Account (Cost $955,349)................................................................    955,349
                                                                                                                -----------
TOTAL INVESTMENTS IN SECURITIES (COST $19,960,469) -- 100% .....................................................$20,034,734
                                                                                                                ===========

--------------
(a) Variable coupon rate as of June 30, 1998.
(b) Seven day yield at June 30, 1998.
(c) 144A security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SMALL COMPANY STOCK FUND
JUNE 30, 1998 (unaudited)

                                  Shares/
                                Face Amount          Value
                                -----------       -----------
COMMON STOCKS (85.3% of portfolio)
BASIC INDUSTRIES - 5.9%
Chemicals
 BetzDearborn Laboratories,
   Inc. ......................      3,500shs.     $  147,656
Forest Products
 Pope & Talbot, Inc. .........      9,000            105,187
                                                  ----------
   Total Basic Industries..................          252,843
                                                  ----------

CAPITAL GOODS - 27.3%
Industrial Machinery
 Aeroquip-Vickers, Inc. ......      2,100            122,587
 Applied Industrial
   Technology, Inc. ..........      6,000            123,375
 Flowserve Corp. .............      6,000            147,750
 Manitowoc Co., Inc. .........      3,300            133,031
 Regal-Beloit Corp. ..........      4,400            125,400
Iron & Steel
 Chicago Bridge & Iron Co. ...      8,200            127,100
Manufacturing-Diverse
 Lydall, Inc. (a).............      9,700            141,256
 Standex International
   Corp. .....................      4,700            139,237
Manufacturing-Special
 Superior Surgical
   Manufacturing Co., Inc. ...      7,100            115,375
                                                  ----------
   Total Capital Goods.....................        1,175,111
                                                  ----------
CONSUMER DURABLE GOODS - 10.8%
Construction Supplies & Fixtures
 Hughes Supply, Inc. .........      4,700            172,137
Household Appliances & Furnishings
 Juno Lighting, Inc. .........      6,100            144,113
Housewares
 Oneida Ltd. .................      4,900            150,063
                                                  ----------
   Total Consumer Durable Goods............          466,313
                                                  ----------

                                  Shares/
                                Face Amount          Value
                                -----------       -----------
CONSUMER NON-DURABLE GOODS - 18.7%
Auto Parts
 Cooper Tire & Rubber Co. ....      6,000 shs.       140,250
 CLARCOR, Inc. ...............      6,050            127,050
Food Processing
 J.M. Smucker Co. (Class B)...      5,500            134,063
Retail
 Charming Shoppes, Inc. (a)        26,000            123,500
 Longs Drug Stores Corp. .....      4,700            135,713
 Ruddick Corp. ...............      7,800            141,375
                                                  ----------
   Total Consumer Non-Durable Goods........          801,951
                                                  ----------
CONSUMER SERVICES - 3.5%
Restaurants
 Lone Star Steakhouse &
   Saloon, Inc. (a)...........     10,900         $  150,556
                                                  ----------
   Total Consumer Services.................          150,556
                                                  ----------

FINANCE - 8.5%
Banks
 CNB Bancshares, Inc. ........      2,500            120,000
 UMB Financial Corp. .........      2,750            136,125
Insurance
 Ohio Casualty Corp. .........      2,500            110,625
                                                  ----------
   Total Finance...........................          366,750
                                                  ----------

TECHNOLOGY - 4.2%
Electronic-Instruments
 Fluke Corp. .................      5,500            180,813
                                                  ----------
   Total Technology........................          180,813
                                                  ----------

UTILITIES - 3.3%
Gas & Pipeline
 Questar Corp. ...............      7,200            141,300
                                                  ----------
   Total Utilities.........................          141,300
                                                  ----------

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SMALL COMPANY STOCK FUND (CONTINUED)
JUNE 30, 1998 (unaudited)

                                  Shares/
                                Face Amount          Value
                                -----------       -----------
ENERGY - 3.1%
Oil Well Services & Equipment
 Helmerich & Payne, Inc. .....      6,000 shs.    $  133,500
                                                  ----------
   Total Energy............................          133,500
                                                  ----------
   Total Common Stock (Cost $3,949,649)....        3,669,137
                                                  ----------

U.S. GOVERNMENT & AGENCY (10.9% of portfolio)
U.S. Treasury Bill, 4.98%, due
 09/17/98.....................   $275,000            271,995
U.S. Treasury Bill, 5.02%, due
 09/17/98.....................     75,000             74,174
U.S. Treasury Bill, 5.04%, due
 09/17/98.....................    100,000             98,894
U.S. Treasury Bill, 5.07%, due
 09/17/98.....................     25,000             24,722
                                                  ----------
   Total U.S. Government & Agency (Cost
     $469,850).............................          469,785
                                                  ----------
CORPORATE MASTER NOTE (3.4% of portfolio)
Associates Corp. of North
 America, 5.57% (b)...........   $145,000            145,000
                                                  ----------
   Total Corporate Master Note (Cost
     $145,000).............................          145,000
                                                  ----------

MONEY MARKET ACCOUNT (0.4% of portfolio)
State Street Bank & Trust SSgA Fund, 5.26%
 (c).......................................           16,636
                                                  ----------
   Total Money Market Account (Cost
     $16,636)..............................           16,636
                                                  ----------

TOTAL INVESTMENTS IN SECURITIES (COST
 $4,581,135) -- 100%.......................       $4,300,558
                                                  ==========

--------------
(a) Non-income producing.
(b) Variable coupon rate at June 30, 1998.
(c) One day yield at June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
VALUE FUND
JUNE 30, 1998 (unaudited)

                                Shares/
                              Face Amount           Value
                              -----------       -------------
COMMON STOCKS (92.9% of portfolio)
BASIC INDUSTRIES - 13.5%
Aluminum
 Alcan Aluminum Ltd. .......     231,200 shs.   $  6,386,900
Chemicals
 Avery Dennison Corp. ......     172,600           9,277,250
 BetzDearborn Laboratories,
   Inc. ....................     224,500           9,471,094
 Dow Chemical Co. ..........      55,200           5,337,150
 Nalco Chemical Co. ........     223,300           7,843,412
Forest Products
 Pope & Talbot, Inc. .......     140,500           1,642,094
 Weyerhaeuser Co. ..........      96,500           4,457,094
Packaging/Containers
 Bemis Co., Inc. ...........     128,300           5,244,262
Paper
 Champion International
   Corp. ...................     114,000           5,607,375
 International Paper Co. ...     142,000           6,106,000
                                                ------------
   Total Basic Industries................         61,372,631
                                                ------------

CAPITAL GOODS - 6.8%
Construction Supplies & Fixtures
 Hughes Supply, Inc. .......     195,800           7,171,175
Industrial Machinery
 Aeroquip-Vickers, Inc. ....     166,400           9,713,600
 Applied Industrial
   Technology, Inc. ........     480,600           9,882,337
 Parker-Hannifin Corp. .....     107,175           4,086,047
                                                ------------
   Total Capital Goods...................         30,853,159
                                                ------------

CONSUMER DURABLE GOODS - 7.7%
Household Appliances & Furnishings
 Juno Lighting, Inc. .......     348,600           8,235,675
 Maytag Corp. ..............     246,400          12,166,000
Housewares
 Oneida Ltd. ...............     110,550           3,385,594
 Rubbermaid, Inc. ..........     344,400          11,429,775
                                                ------------
   Total Consumer Durable Goods..........         35,217,044
                                                ------------

                                Shares/
                              Face Amount           Value
                              -----------       -------------

CONSUMER NON-DURABLE GOODS - 21.9%
Auto Part
 Cooper Tire & Rubber
   Co. .....................     474,500 shs.   $  9,786,562
 Genuine Parts Co. .........     206,700           7,144,069
Drugs & Health Care
 American Home Products
   Corp. ...................     120,000           6,210,000
 Pharmacia & Upjohn,
   Inc. ....................     145,000           6,688,125
 SmithKline Beecham Plc. ...      86,000           5,203,000
Food Processing
 J.M. Smucker Co. (Class
   B).......................     315,100           7,680,562
Photography
 Eastman Kodak Co. .........     104,500           7,635,031
Retail
 Dillards Department Stores,
   Inc. ....................     262,000          10,856,625
 K Mart Corp. (a)...........     355,700           6,847,225
 Longs Drug Stores Corp. ...     250,400           7,230,300
 May Department Stores
   Co. .....................     127,500           8,351,250
 Rite Aid Corp. ............     178,000           6,686,125
 Ruddick Corp. .............     522,200           9,464,875
                                                ------------
   Total Consumer Non-Durable Goods......         99,783,749
                                                ------------

CONSUMER SERVICES - 4.3%
Restaurants
 Brinker International, Inc.
   (a)......................     456,900           8,795,325
 Wendy's International,
   Inc. ....................     470,200          11,049,700
                                                ------------
   Total Consumer Services...............         19,845,025
                                                ------------

ENERGY -- 7.0%
Domestic Oil
 Atlantic Richfield Co. ....      61,800           4,828,125
International Oil
 Amoco Corp. ...............     115,000           4,786,875
 Chevron Corp. .............      55,000           4,568,437
 Texaco, Inc. ..............      83,400           4,977,937
Petroleum Services
 Dresser Industries,
   Inc. ....................     183,400           8,081,063
 Halliburton Co. ...........     110,600           4,928,613
                                                ------------
   Total Energy..........................         32,171,050
                                                ------------

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC. (CONTINUED)
VALUE FUND
JUNE 30, 1998 (unaudited)

                                Shares/
                              Face Amount           Value
                              -----------       -------------
FINANCE - 15.5%
Banks
 Banc One Corp. ............     169,180 shs.   $  9,442,359
 BankAmerica Corp. .........      84,000           7,260,750
 BB&T Corp. ................      67,400           4,557,925
 Chase Manhattan Corp. .....     128,400           9,694,200
 CITICORP...................      50,500           7,537,125
 Commerce Bancshares,
   Inc. ....................     168,388           8,219,439
Insurance
 Allstate Corp. ............      84,817           7,766,057
 Chubb Corp. ...............      81,000           6,510,375
 Ohio Casualty Corp. .......     115,200           5,097,600
 Transamerica Corp. ........      42,300           4,869,788
                                                ------------
   Total Finance.........................         70,955,618
                                                ------------

GENERAL BUSINESS - 4.6%
Business Services
 Deluxe Corp. ..............     256,100           9,171,581
 Donnelley, R.R. & Sons
   Co. .....................     261,800          11,977,350
                                                ------------
   Total General Business................         21,148,931
                                                ------------

TECHNOLOGY - 3.2%
Aerospace
 Sundstrand Corp. ..........      98,000           5,610,500
Computers & Business
 Equipment
 Compaq Computer Corp. .....      57,533           1,632,485
 Xerox Corp. ...............      70,500           7,164,563
                                                ------------
   Total Technology......................         14,407,548
                                                ------------
TRANSPORTATION - 2.5%
Air Travel
 Southwest Airlines Co. ....     385,600          11,423,400
                                                ------------
   Total Transportation..................         11,423,400
                                                ------------

                                Shares/
                              Face Amount           Value
                              -----------       -------------

UTILITIES - 5.9%
Gas & Pipeline
 Questar Corp. .............     439,200 shs.   $  8,619,300
 Sonat, Inc. ...............     253,000           9,772,125
Telephone
 BellSouth Corp. ...........     126,000           8,457,750
                                                ------------
   Total Utilities.......................         26,849,175
                                                ------------
   Total Common Stock (Cost
     $283,265,203).......................        424,027,330
                                                ------------

PREFERRED STOCKS (0.4% of portfolio)
K Mart Corp., 7.75%
 Convertible Preferred......      25,200           1,764,000
                                                ------------
   Total Preferred Stocks (Cost
     $1,281,750).........................          1,764,000
                                                ------------
COMMERCIAL PAPER (6.5% of portfolio)
Merrill Lynch & Co., 6.12%,
 due 07/01/98............... $20,000,000          20,000,000
Mobil Corp., 6.05%, due
 07/01/98...................   9,599,000           9,599,000
                                                ------------
   Total Commercial Paper (Cost
     $29,599,000)........................         29,599,000
                                                ------------
CORPORATE MASTER NOTE (0.2% of portfolio)
Associates Corp. of North America, 5.57%
 (b).....................................          1,000,000
                                                ------------
   Total Corporate Master Note (Cost
     $1,000,000).........................          1,000,000
                                                ------------
MONEY MARKET ACCOUNT
State Street Bank and Trust SSgA Fund,
 5.26% (c)...............................              6,499
                                                ------------
   Total Money Market Account (Cost
     $6,499).............................              6,499
                                                ------------

TOTAL INVESTMENTS IN SECURITIES (COST
 $315,152,452) -- 100%                          $456,396,829
                                                ============

--------------
(a) Non-income producing.
(b) Variable coupon rate at June 30, 1998.
(c) One day yield at June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS   OF   ASSETS   AND   LIABILITIES

HOMESTEAD FUNDS, INC.
JUNE 30, 1998 (unaudited)

                                                                                    SHORT-TERM        SMALL
                                                    DAILY INCOME    SHORT-TERM      GOVERNMENT       COMPANY        VALUE
                                                        FUND        BOND FUND     SECURITIES FUND   STOCK FUND       FUND
                                                    ------------   ------------   ---------------   ----------   ------------
ASSETS
   Investments in securities, at value
    (cost: $52,998,468; $128,261,659;
    $19,960,469; $4,581,135;
    $315,152,452).................................  $52,998,468    $129,163,615     $20,034,734     $4,300,558   $456,396,829
   Receivables
      Investment securities sold..................            -           2,522               -              -              -
      Dividends and interest......................      516,237       1,293,268         205,932          4,314        472,794
      Capital shares sold.........................       21,369         130,789          10,002         96,360        420,904
      Due from Manager............................            -               -               -          4,390              -
   Prepaid expenses...............................       13,718          19,375          14,600              -         39,125
                                                    -----------    ------------     -----------     ----------   ------------
      Total assets................................   53,549,792     130,609,569      20,265,268      4,405,622    457,329,652
                                                    -----------    ------------     -----------     ----------   ------------

LIABILITIES
   Payables
      Investment securities purchased.............      355,267       2,670,898               -         10,712        428,500
      Accrued expenses............................       46,393          68,787          24,991         21,514        149,775
      Due to Manager..............................       19,954          60,671           1,239              -        217,875
      Capital shares redeemed.....................       56,793           6,136           2,500         46,259        193,313
      Dividends...................................        6,486          30,251           5,417              -         65,106
                                                    -----------    ------------     -----------     ----------   ------------
      Total liabilities...........................      484,893       2,836,743          34,147         78,485      1,054,569
                                                    -----------    ------------     -----------     ----------   ------------

NET ASSETS........................................  $53,064,899    $127,772,826     $20,231,121     $4,327,137   $456,275,083
                                                    ===========    ============     ===========     ==========   ============

NET ASSETS CONSIST OF:
   Unrealized appreciation (depreciation) of
    investments...................................  $         -    $    901,956     $    74,265      $(280,577)  $141,244,377
   Undistributed net income.......................            -               -               -         10,640              -
   Realized gain (loss)...........................            -          61,534           1,053            (27)     5,195,736
   Paid-in-capital applicable to outstanding
    shares of 53,064,899 of Daily Income Fund,
    24,627,859 of Short-Term Bond Fund, 3,991,071
    of Short-Term Government Securities Fund,
    454,739 of Small Company Stock Fund, and
    16,469,020 of Value Fund......................   53,064,899     126,809,336      20,155,803      4,597,101    309,834,970
                                                    -----------    ------------     -----------     ----------   ------------

                                                    $53,064,899    $127,772,826     $20,231,121     $4,327,137   $456,275,083
                                                    ===========    ============     ===========     ==========   ============

NET ASSET VALUE PER SHARE.........................        $1.00           $5.19           $5.07          $9.52         $27.71
                                                    ===========    ============     ===========     ==========   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS   OF   OPERATIONS

HOMESTEAD FUNDS, INC.
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (unaudited)

                                                                                   SHORT-TERM         SMALL
                                                     DAILY INCOME   SHORT-TERM     GOVERNMENT        COMPANY        VALUE
                                                         FUND       BOND FUND    SECURITIES FUND   STOCK FUND*      FUND
                                                     ------------   ----------   ---------------   -----------   -----------
INVESTMENT INCOME
   Interest........................................   $1,468,279    $3,795,180      $ 529,400       $  10,798    $   824,248
   Dividends.......................................            -             -              -          13,921      3,861,690
                                                      ----------    ----------      ---------       ---------    -----------
      Total income.................................    1,468,279     3,795,180        529,400          24,719      4,685,938
                                                      ----------    ----------      ---------       ---------    -----------

Expenses
   Management fees.................................      129,580       356,315         40,108           8,073      1,202,550
   Custodian and accounting fees...................       43,998        69,128         27,074          19,505         88,556
   Shareholder servicing...........................       27,589        36,049         17,634           8,261        122,012
   Registration expense............................       15,392        19,303          7,940               -         43,606
   Communication...................................        5,016         5,850          1,336             333         18,162
   Legal and audit fees............................        2,961         6,929          1,088             239         22,705
   Insurance.......................................        1,989         4,421            663              50         13,627
   Printing........................................        1,519         3,065            633             384         12,398
   Directors fees..................................          891         2,116            334              45          7,028
   Other expenses..................................        2,237         4,034            743              80         13,549
                                                      ----------    ----------      ---------       ---------    -----------
      Total expenses...............................      231,172       507,210         97,553          36,970      1,544,193
      Less fees waived and expenses reimbursed by
       Manager.....................................      (23,867)      (62,418)       (30,823)        (22,891)             -
                                                      ----------    ----------      ---------       ---------    -----------
      Net expenses.................................      207,305       444,792         66,730          14,079      1,544,193
                                                      ----------    ----------      ---------       ---------    -----------

NET INVESTMENT INCOME..............................    1,260,974     3,350,388        462,670          10,640      3,141,745
                                                      ----------    ----------      ---------       ---------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments.........            -        61,534          1,053             (27)     5,195,736
   Net change in unrealized appreciation
    (depreciation).................................            -        93,128            828        (280,577)    28,396,258
                                                      ----------    ----------      ---------       ---------    -----------

NET GAIN (LOSS) ON INVESTMENTS.....................            -       154,662          1,881        (280,604)    33,591,994
                                                      ----------    ----------      ---------       ---------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS..........................   $1,260,974    $3,505,050      $ 464,551       $(269,964)   $36,733,739
                                                      ==========    ==========      =========       =========    ===========

--------------
* For the period beginning March 4, 1998 (commencement of operations) to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS   OF   CHANGES   IN   NET   ASSETS

HOMESTEAD FUNDS, INC.

                                                              DAILY INCOME FUND             SHORT-TERM BOND FUND
                                                         ----------------------------   ----------------------------
                                                          Six Months                     Six Months
                                                             Ended        Year Ended        Ended        Year Ended
                                                         June 30, 1998   December 31,   June 30, 1998   December 31,
                                                          (Unaudited)        1997        (Unaudited)        1997
                                                         -------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income..................................   $ 1,260,974    $ 2,718,220    $  3,350,388    $  5,537,665
Net realized gain (loss) on investments................             -              -          61,534         103,298
Net change in unrealized appreciation (depreciation)...             -              -          93,128         570,361
                                                          -----------    -----------    ------------    ------------
Increase (decrease) in net assets from operations......     1,260,974      2,718,220       3,505,050       6,211,324
                                                          -----------    -----------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income..................................    (1,260,974)    (2,718,220)     (3,350,388)     (5,537,665)
Net realized gain on investments.......................             -              -               -        (103,298)
                                                          -----------    -----------    ------------    ------------
Total distributions to shareholders....................    (1,260,974)    (2,718,220)     (3,350,388)     (5,640,963)
                                                          -----------    -----------    ------------    ------------

CAPITAL SHARE TRANSACTIONS, NET........................        31,505     (4,838,085)     18,720,391      26,857,500
                                                          -----------    -----------    ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS................        31,505     (4,838,085)     18,875,053      27,427,861

NET ASSETS
Beginning of period....................................    53,033,394     57,871,479     108,897,773      81,469,912
                                                          -----------    -----------    ------------    ------------

END OF PERIOD..........................................   $53,064,899    $53,033,394    $127,772,826    $108,897,773
                                                          ===========    ===========    ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS   OF   CHANGES   IN   NET   ASSETS

HOMESTEAD FUNDS, INC.

                                         SHORT-TERM GOVERNMENT       SMALL COMPANY
                                            SECURITIES FUND           STOCK FUND              VALUE FUND
                                      ----------------------------   -------------   ----------------------------
                                       Six Months         Year          Period        Six Months         Year
                                          Ended          Ended           ended           Ended          Ended
                                      June 30, 1998   December 31,   June 30, 1998   June 30, 1998   December 31,
                                       (Unaudited)        1997       (Unaudited)*     (Unaudited)        1997
                                      -------------   ------------   -------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income...............   $   462,670    $   652,716     $   10,640     $  3,141,745    $  5,078,979
Net realized gain (loss) on
  investments.......................         1,053          1,030            (27)       5,195,736      10,245,857
Net change in unrealized
  appreciation (depreciation).......           828         61,648       (280,577)      28,396,258      56,564,101
                                       -----------    -----------     ----------     ------------    ------------
Increase (decrease) in net assets
  from operations...................       464,551        715,394       (269,964)      36,733,739      71,888,937
                                       -----------    -----------     ----------     ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income...............      (462,670)      (652,716)             -       (3,141,745)     (5,078,979)
Net realized gain on investments....             -         (1,030)             -                -     (10,245,857)
                                       -----------    -----------     ----------     ------------    ------------
Total distributions to
  shareholders......................      (462,670)      (653,746)             -       (3,141,745)    (15,324,836)
                                       -----------    -----------     ----------     ------------    ------------

CAPITAL SHARE TRANSACTIONS, NET.....     4,042,513      8,432,668      4,597,101       44,061,929      83,506,879
                                       -----------    -----------     ----------     ------------    ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS............................     4,044,394      8,494,316      4,327,137       77,653,923     140,070,980

NET ASSETS
Beginning of period.................    16,186,727      7,692,411              -      378,621,160     238,550,180
                                       -----------    -----------     ----------     ------------    ------------

END OF PERIOD.......................   $20,231,121    $16,186,727     $4,327,137     $456,275,083    $378,621,160
                                       ===========    ===========     ==========     ============    ============

--------------
* For the period beginning March 4, 1998 (commencement of operations) to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
DAILY INCOME FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  Six Months                    Year Ended December 31,
                                                     Ended       -----------------------------------------------------
                                                 June 30, 1998     1997        1996       1995       1994       1993
                                                 -------------   -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR.............  $     1.00      $   1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                 ----------      --------    -------    -------    -------    -------
   Income from investment operations
      Net investment income (a)................        0.02          0.05       0.05       0.05       0.04       0.03
                                                 ----------      --------    -------    -------    -------    -------
      Total from investment operations.........        0.02          0.05       0.05       0.05       0.04       0.03
                                                 ----------      --------    -------    -------    -------    -------
   Distributions
      Net investment income....................       (0.02)        (0.05)     (0.05)     (0.05)     (0.04)     (0.03)
                                                 ----------      --------    -------    -------    -------    -------
      Total distributions......................       (0.02)        (0.05)     (0.05)     (0.05)     (0.04)     (0.03)
                                                 ----------      --------    -------    -------    -------    -------

NET ASSET VALUE, END OF PERIOD.................  $     1.00      $   1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                 ==========      ========    =======    =======    =======    =======

TOTAL RETURN...................................        2.44%(C)      4.92%      4.81%      5.38%      3.63%      2.68%
                                                 ==========      ========    =======    =======    =======    =======

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (thousands).......     $53,065       $53,033    $57,871    $52,699    $36,668    $25,159
   Ratio of expenses to average net assets
     (a).......................................        0.80%(b)      0.80%      0.76%      0.75%      0.75%      0.75%
   Ratio of net investment income to average
     net assets (a)............................        4.83%(b)      4.80%      4.71%      5.25%      3.66%      2.64%
   Ratio of gross expenses before voluntary
     expense limitation to average net
     assets....................................        0.88%(b)      0.83%      0.81%      0.87%      0.99%      1.11%

--------------
(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with the Manager.
(b) Annualized.
(c) Aggregate total return for the period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  Six Months                    Year Ended December 31,
                                                     Ended       -----------------------------------------------------
                                                 June 30, 1998     1997        1996       1995       1994       1993
                                                 -------------   -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR.............  $     5.18      $   5.15    $  5.19    $  4.95    $  5.19    $  5.10
                                                 ----------      --------    -------    -------    -------    -------
   Income from investment operations
      Net investment income (a)................        0.15          0.30       0.29       0.28       0.24       0.24
      Net realized and unrealized gain (loss)
        on investments.........................        0.01          0.03      (0.04)      0.24      (0.24)      0.09
                                                 ----------      --------    -------    -------    -------    -------
      Total from investment operations.........        0.16          0.33       0.25       0.52       0.00       0.33
                                                 ----------      --------    -------    -------    -------    -------
   Distributions
      Net investment income....................       (0.15)        (0.30)     (0.29)     (0.28)     (0.24)     (0.24)
                                                 ----------      --------    -------    -------    -------    -------
      Total distributions......................       (0.15)        (0.30)     (0.29)     (0.28)     (0.24)     (0.24)
                                                 ----------      --------    -------    -------    -------    -------

NET ASSET VALUE, END OF PERIOD.................  $     5.19      $   5.18    $  5.15    $  5.19    $  4.95    $  5.19
                                                 ==========      ========    =======    =======    =======    =======

TOTAL RETURN...................................        3.03%(C)      6.62%      5.16%     10.81%      0.09%      6.62%
                                                 ==========      ========    =======    =======    =======    =======

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (thousands).......    $127,773      $108,898    $81,470    $62,125    $52,257    $37,046
   Ratio of expenses to average net assets
     (a).......................................        0.75%(b)      0.75%      0.75%      0.75%      0.75%      0.75%
   Ratio of net investment income to average
     net assets (a)............................        5.60%(b)      5.75%      5.72%      5.49%      4.84%      4.58%
   Ratio of gross expenses before voluntary
     expense limitation to average net
     assets....................................        0.85%(b)      0.87%      0.76%      0.86%      0.98%      1.16%
   Portfolio turnover rate.....................          36%           55%        49%        35%        13%        14%

--------------
(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with the Manager.
(b) Annualized.
(c) Aggregate total return for the period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
SHORT-TERM GOVERNMENT SECURITIES FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                       May 1, 1995
                                                               Six Months         Year Ended          (Commencement
                                                                  Ended          December 31,       of Operations) to
                                                              June 30, 1998   -------------------     December 31,
                                                               (Unaudited)      1997       1996           1995
                                                              -------------   --------   --------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $     5.07      $  5.05    $  5.09    $      5.00
                                                              ----------      -------    -------    -----------
   Income from investment operations
      Net investment income (a).............................        0.13         0.26       0.26           0.18
      Net realized and unrealized gain (loss) on
        investments.........................................        0.00         0.02      (0.04)          0.09
                                                              ----------      -------    -------    -----------
      Total from investment operations......................        0.13         0.28       0.22           0.27
                                                              ----------      -------    -------    -----------
   Distributions
      Net investment income.................................       (0.13)       (0.26)     (0.26)         (0.18)
                                                              ----------      -------    -------    -----------
      Total distributions...................................       (0.13)       (0.26)     (0.26)         (0.18)
                                                              ----------      -------    -------    -----------

NET ASSET VALUE, END OF PERIOD..............................  $     5.07      $  5.07    $  5.05    $      5.09
                                                              ==========      =======    =======    ===========

TOTAL RETURN................................................        2.59%(c)     5.73%      4.46%          5.44%(c)
                                                              ==========      =======    =======    ===========

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (thousands)....................     $20,231      $16,187     $7,692         $2,658
   Ratio of expenses to average net assets (a)..............        0.75%(b)     0.75%      0.75%          0.75%(b)
   Ratio of net investment income to average net assets
     (a)....................................................        5.15%(b)     5.19%      5.16%          5.18%(b)
   Ratio of gross expenses before voluntary expense
     limitation to average net assets.......................        1.09%(b)     1.27%      2.30%          6.21%(b)
   Portfolio turnover rate..................................          12%          12%        21%             7%

--------------
(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with the Manager.
(b) Annualized.
(c) Aggregate total return for the period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
SMALL COMPANY STOCK FUND
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                     March 4, 1998
                                                                     (Commencement
                                                                   of Operations) to
                                                                     June 30, 1998
                                                                      (Unaudited)
                                                                   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................            $10.00
   Income from investment operations
      Net investment income (a).............................              0.04
      Net realized and unrealized loss on investments.......             (0.52)
                                                                        ------
      Total from investment operations......................             (0.48)
                                                                        ------

NET ASSET VALUE, END OF PERIOD..............................            $ 9.52
                                                                        ======

TOTAL RETURN................................................             (4.80)%(c)
                                                                        ======

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (thousands)....................            $4,327
   Ratio of expenses to average net assets (a)..............              1.50%(b)
   Ratio of net investment income to average net assets
     (a)....................................................              0.94%(b)
   Ratio of gross expenses before voluntary expense
     limitation to average net assets.......................              3.28%(b)
   Portfolio turnover rate..................................                 0%

--------------
(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with the Manager.
(b) Annualized.
(c) Aggregate total return for the period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
VALUE FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                Six Months
                                                   Ended                       Year Ended December 31,
                                               June 30, 1998   -------------------------------------------------------
                                                (Unaudited)      1997        1996        1995        1994       1993
                                               -------------   -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR...........  $    25.50      $  20.99    $  18.44    $  14.50    $ 14.54    $ 12.49
                                               ----------      --------    --------    --------    -------    -------
   Income from investment operations
      Net investment income (a)..............        0.19          0.37        0.39        0.41       0.29       0.22
      Net realized and unrealized gain on
        investments..........................        2.21          5.22        2.91        4.47       0.07       2.12
                                               ----------      --------    --------    --------    -------    -------
      Total from investment operations.......        2.40          5.59        3.30        4.88       0.36       2.34
                                               ----------      --------    --------    --------    -------    -------
   Distributions
      Net investment income..................       (0.19)        (0.37)      (0.39)      (0.41)     (0.29)     (0.22)
      Net realized gain......................          --         (0.71)      (0.36)      (0.53)     (0.11)     (0.07)
                                               ----------      --------    --------    --------    -------    -------
      Total distributions....................       (0.19)        (1.08)      (0.75)      (0.94)     (0.40)     (0.29)
                                               ----------      --------    --------    --------    -------    -------

NET ASSET VALUE, END OF PERIOD...............  $    27.71      $  25.50    $  20.99    $  18.44    $ 14.50    $ 14.54
                                               ==========      ========    ========    ========    =======    =======

TOTAL RETURN.................................        9.42%(c)     26.70%      17.94%      33.78%      2.50%     18.83%
                                               ==========      ========    ========    ========    =======    =======

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (thousands).....    $456,275      $378,621    $238,550    $147,506    $91,612    $53,616
   Ratio of expenses to average net assets
     (a).....................................        0.71%(b)      0.79%       0.73%       0.84%      1.15%      1.25%
   Ratio of net investment income to average
     net assets (a)..........................        1.45%(b)      1.59%       2.08%       2.50%      2.19%      1.92%
   Ratio of gross expenses before voluntary
     expense limitation to average net
     assets..................................         n/a           n/a         n/a         n/a       1.15%      1.25%
   Portfolio turnover rate...................           1%            6%          5%         10%         4%         2%

--------------
(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with the Manager.
(b) Annualized.
(c) Aggregate total return for the period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
NOTES   TO   FINANCIAL   STATEMENTS

HOMESTEAD FUNDS, INC. (unaudited)

                                1. ORGANIZATION

Homestead Funds, Inc. (Homestead Funds) is a Maryland corporation registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end diversified management investment company. Homestead Funds (the Fund) currently consists of five funds: Daily Income Fund, Short-Term Bond Fund, Short-Term Government Securities Fund, Small Company Stock Fund and Value Fund. The Small Company Stock Fund commenced operations on March 4, 1998.

Each Fund is a separate investment portfolio with distinct investment objectives, investment programs, policies and restrictions. The investment objectives of the Fund as well as the nature and risks of the investment activities of each Fund are set forth more fully in the Homestead Funds' Prospectus and Statement of Additional Information.

                 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security valuation: The Daily Income Fund values all money market instruments on an amortized cost basis, which approximates market value. Under the amortized cost method, discounts and premiums on securities purchased are amortized over the life of the respective securities.

The Short-Term Bond Fund, the Short-Term Government Securities Fund, the Small Company Stock Fund and the Value Fund value investments in common stocks, preferred stocks, and convertible preferred stocks traded on national securities exchanges and certain over-the-counter securities at the last quoted sale price at the close of the New York Stock Exchange. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued at market prices furnished by an independent pricing service. Over-the-counter issues not quoted on the NASDAQ system, other equity securities and debt instruments for which a sale price is not available are valued at the mean of the closing bid and asked prices, or the last available sale price may be used for exchange-traded debt securities. Securities with a maturity of 60 days or less are valued on an amortized cost basis, which approximates market value.

Distributions to shareholders: Dividends to shareholders are recorded on the ex-dividend date. Income dividends for the Daily Income Fund, the Short-Term Bond Fund and the Short-Term Government Securities Fund are declared daily and paid monthly. Income dividends for the Small Company Stock Fund are declared and paid annually. Income dividends for the Value Fund are declared and paid semi-annually. Capital gains dividends, if any, are declared and paid at the end of each fiscal year.

Use of estimates in the preparation of financial statements: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other: The financial statements reflect all adjustments, which are of a normal recurring nature, and which, in the opinion of management, are necessary to a fair statement of results for the six months ended June 30, 1998. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are reported on the identified cost basis.

                            3. FEDERAL INCOME TAXES

The Funds comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and distribute all of their taxable income to their shareholders. Therefore, no provision for federal income or excise tax is required.

At June 30, 1998, the aggregate costs of investments for the Daily Income Fund, the Short-Term Bond Fund, the Short-Term Government Securities Fund, the Small Company Stock Fund and the Value Fund for federal income tax is the same as for financial reporting purposes.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
NOTES   TO   FINANCIAL   STATEMENTS

HOMESTEAD FUNDS, INC. (CONTINUED)
(unaudited)

At June 30, 1998, net unrealized appreciation (depreciation) consisted of the following:

                                    SHORT-TERM     SMALL
                                    GOVERNMENT    COMPANY
                       SHORT-TERM   SECURITIES     STOCK
                       BOND FUND       FUND        FUND       VALUE FUND
                       ----------   ----------   ---------   ------------
Gross unrealized
 appreciation           $961,276     $77,932       $94,399   $148,724,864
Gross unrealized
 depreciation             59,320       3,667       374,976      7,480,487
                        --------     -------     ---------   ------------
Net unrealized
 appreciation
 (depreciation)         $901,956     $74,265     ($280,577)  $141,244,377
                        ========     =======     =========   ============

                           4. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term and U.S. Government securities, for the six months ended June 30,1998, were as follows:

                                     SHORT-TERM     SMALL
                                     GOVERNMENT    COMPANY
                       SHORT-TERM    SECURITIES     STOCK
                        BOND FUND       FUND         FUND       VALUE FUND
                       -----------   ----------   ----------    -----------
Purchases              $44,459,750   $1,346,809   $3,949,649    $50,639,506
Proceeds from sales    $27,709,228   $1,018,261           --     $4,735,901

Purchases and proceeds from sales of long-term U.S. Government securities, for the six months ended June 30, 1998, were as follows:

                                                                SHORT-TERM
                                                                GOVERNMENT
                                                  SHORT-TERM    SECURITIES
                                                   BOND FUND       FUND
                                                  -----------   ----------
Purchases                                         $10,432,729   $2,652,265
Proceeds from sales                               $11,341,028     $725,433

                             5. INVESTMENT MANAGER

The investment management agreements between Homestead Funds, with respect to each Fund, and RE Advisers Corporation (Manager), an indirect, wholly-owned subsidiary of National Rural Electric Cooperative Association (NRECA), provide for an annual investment management fee, computed daily and paid monthly, based on each Fund's average daily net assets. The annualized management fee rates are: with respect to the Daily Income Fund, .50% of average daily net assets; with respect to the Short-Term Bond Fund, .60% of average daily net assets; with respect to the Short-Term Government Securities Fund, .45% of average daily net assets; with respect to the Small Company Stock Fund, .85% of average daily net assets up to $200 million and .75% of average daily net assets in excess of $200 million; with respect to the Value Fund, .65% of average daily net assets up to $200 million, .50% of average daily net assets up to the next $200 million, .40% of average daily net assets in excess of $400 million.

The Manager has agreed, as part of the Expense Limitation Agreements entered into with Homestead Funds, with respect to each Fund, to waive its management fee and/or reimburse for all Fund operating expenses, excluding certain non-recurring expenses, which in any year exceed .80% of the average daily net assets of the Daily Income Fund, .75% of the average daily net assets of the Short-Term Bond Fund and the Short-Term Government Securities Fund, 1.50% of the average daily net assets of the Small Company Stock Fund, and 1.25% of the average daily net assets of the Value Fund.

Pursuant to the Expense Limitation Agreements, $23,867 of management fees for the Daily Income Fund were waived, $62,418 of management fees for the Short-Term Bond Fund were waived, $30,823 of management fees were waived for the Short-Term Government Securities Fund, and $8,073 of management fees were waived and $14,817 of operating expenses of the Small Company Stock Fund were reimbursed by the Manager for the six months ended June 30, 1998.

At June 30, 1998 certain officers and directors of the Homestead Funds, and NRECA and its affiliates owned 4% of the Daily Income Fund shares outstanding, 7% of the Small Company Stock Fund shares outstanding, and less than 1% of the Short-Term Bond Fund, Short-Term Government Securities Fund, and Value Fund shares outstanding.

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
NOTES   TO   FINANCIAL   STATEMENTS

HOMESTEAD FUNDS, INC. (CONTINUED)
(unaudited)

                         6. CAPITAL SHARE TRANSACTIONS

As of June 30, 1998, 300 million shares for the Daily Income Fund, 200 million shares for the Short-Term Bond Fund, the Small Company Stock Fund and the Value Fund, and 100 million shares for the Short-Term Government Securities Fund of $.01 par value capital shares are authorized. Transactions in capital shares were as follows:

                                                                     Shares Issued        Total          Total           Net
                                                       Shares       In Reinvestment      Shares          Shares        Increase
                                                        Sold         of Dividends        Issued         Redeemed      (Decrease)
                                                    -------------   ---------------   -------------   ------------   ------------
PERIOD ENDED JUNE 30, 1998
In Dollars
   Daily Income Fund..............................   $22,218,049       $1,208,657      $23,426,706    ($23,395,201)      $31,505
   Short-Term Bond Fund...........................   $33,348,406       $3,145,499      $36,493,905    ($17,773,514)  $18,720,391
   Short-Term Government Securities Fund..........    $6,124,693         $430,074       $6,554,767     ($2,512,255)   $4,042,513
   Small Company Stock Fund *.....................    $4,955,127         --             $4,955,127       ($358,025)   $4,597,101
   Value Fund.....................................   $82,370,995       $3,074,461      $85,445,456    ($41,383,527)  $44,061,929
In Shares
   Daily Income Fund..............................    22,218,049        1,208,657       23,426,706     (23,395,201)       31,505
   Short-Term Bond Fund...........................     6,426,840          606,551        7,033,391      (3,426,627)    3,606,765
   Short-Term Government Securities Fund..........     1,207,778           84,829        1,292,607        (495,518)      797,090
   Small Company Stock Fund *.....................       490,846         --                490,846         (36,106)      454,739
   Value Fund.....................................     3,012,887          110,953        3,123,840      (1,501,745)    1,622,095

YEAR ENDED DECEMBER 31, 1997
In Dollars
   Daily Income Fund..............................   $39,331,985       $2,614,275      $41,946,260    ($46,784,345)  ($4,838,085)
   Short-Term Bond Fund...........................   $45,129,599       $5,246,887      $50,376,486    ($23,518,986)  $26,857,500
   Short-Term Government Securities Fund..........   $12,098,248         $596,198      $12,694,446     ($4,261,778)   $8,432,668
   Value Fund.....................................  $124,815,460      $15,039,867     $139,855,327    ($56,348,448)  $83,506,879
In Shares
   Daily Income Fund..............................    39,331,985        2,614,275       41,946,260     (46,784,345)   (4,838,085)
   Short-Term Bond Fund...........................     8,749,692        1,016,687        9,766,379      (4,560,947)    5,205,432
   Short-Term Government Securities Fund..........     2,396,315          118,030        2,514,345        (843,911)    1,670,434
   Value Fund.....................................     5,235,806          594,106        5,829,912      (2,347,323)    3,482,589

---------------
* For the period beginning March 4, 1998 (commencement of operations) to June 30, 1998.

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                                                           HOMESTEAD FUNDS, INC.
                                                           ---------------------
                                                           SEMI-ANNUAL REPORT

                                                           JUNE 30, 1998







[HOMESTEAD FUNDS INC. LOGO]

c/o PFPC, Inc
PO Box 8987
Wilmington, DE 19899
1-800-258-3030